Related-party transactions	12 Months Ended
Dec. 31, 2022
Related party transactions [abstract]
Related-party transactions

35.	Related-party transactions

The Company has a related-party transactions policy, which is annually revised and approved by the Board of Directors in accordance with the Company’s by-laws.

In order to ensure the goals of the Company are achieved and to align them with transparency of processes and corporate governance best practices, this policy guides Petrobras while entering into related-party transactions and dealing with potential conflicts of interest on these transactions, based on the following assumptions and provisions:

•	Competitiveness: prices and conditions of services compatible with those practiced in the market;
•	Compliance: adherence to the contractual terms and responsibilities practiced by the Company;
•	Transparency: adequate reporting of the agreed conditions, as well as their effects on the Company's financial statements;
•	Fairness: establishment of mechanisms that prevent discrimination or privileges and the adoption of practices that ensure the non-use of privileged information or business opportunities for the benefit of individuals or third parties; and
•	Commutability: arm’s length basis.

The Audit Committee must approve in advance transactions between the Company and the Brazilian Federal Government, including its agencies or similar bodies; Petros Foundation; Petrobras Health Association; controlled and associated entities (including entities controlled by its associates); and entities controlled by key management personnel or by their close family members, taking into account the materiality established by this policy. The Audit Committee (CAE) reports monthly to the Board of Directors.

Transactions with the Brazilian Federal Government, including its agencies or similar bodies and controlled entities (the latter when classified as out of the Company's normal course of business by the CAE), which are under the scope of Board of Directors approval, must be preceded by the CAE and Minority Shareholders Committee assessment and must have prior approval of, at least, 2/3 of the board members.

The related-party transactions policy also aims to ensure an adequate and diligent decision-making process for the Company’s key management.

35.1.	Transactions with joint ventures, associates, government entities and pension plans

The Company has engaged, and expects to continue to engage, in the ordinary course of business in numerous transactions with joint ventures, associates, pension plans, as well as with the Company’s controlling shareholder, the Brazilian Federal Government, which include transactions with banks and other entities under its control, such as financing and banking, asset management and other transactions.

The balances of significant transactions are set out in the following table:

		12.31.2022		12.31.2021

	Assets	Liabilities	Assets	Liabilities
Joint ventures and associates
State-controlled gas distributors (joint ventures)	−	−	255	42
Petrochemical companies (associates)	21	10	26	12
Other associates and joint ventures	72	21	104	13
Subtotal	93	31	385	67
Brazilian government – Parent and its controlled entities
Government bonds	1,689	−	1,446	−
Banks controlled by the Brazilian Government	11,811	1,567	8,417	1,267
Petroleum and alcohol account - receivables from the Brazilian Government	602	−	506	−
Brazilian Federal Government (*)	−	1,422	2	−
Pré-Sal Petróleo S.A. – PPSA	−	57	−	−
Others	58	71	26	54
Subtotal	14,160	3,117	10,397	1,321
Petros	56	301	51	61
Total	14,309	3,449	10,833	1,449
Current	2,603	2,119	2,110	315
Non-Current	11,706	1,330	8,723	1,134
(*) It includes amounts related to dividends and lease liabilities.

The income/expenses of significant transactions are set out in the following table:

	2022	2021	2020
Joint ventures and associates
BR Distribuidora (now called Vibra Energia)	−	7,936	11,038
Natural Gas Transportation Companies	−	(308)	(1,478)
State-controlled gas distributors (joint ventures)	1,196	2,410	1,723
Petrochemical companies (associates)	4,465	3,553	2,769
Other associates and joint ventures	96	418	265
Subtotal	5,757	14,009	14,317
Brazilian government – Parent and its controlled entities
Government bonds	204	64	41
Banks controlled by the Brazilian Government	71	(157)	(456)
Receivables from the Electricity sector	−	131	72
Petroleum and alcohol account - receivables from the Brazilian Government	62	58	235
Brazilian Federal Government	288	31	(4)
Pré-Sal Petróleo S.A. – PPSA	(657)	(139)	(135)
Others	(79)	(34)	(15)
Subtotal	(111)	(46)	(262)
Petros	(21)	−	(177)
Total	5,625	13,963	13,878
Revenues, mainly sales revenues	5,821	14,672	16,202
Purchases and services	(4)	(494)	(2,074)
Income (expenses)	(804)	(315)	(93)
Foreign exchange and inflation indexation charges, net	299	(59)	(102)
Finance income (expenses), net	313	159	(55)
Total	5,625	13,963	13,878

On December 23, 2022, Petrobras signed a contract with UEG Araucária S.A., in the amount of US$ 925 (R$ 4,850), with the purpose of selling 2,150,000 m³/day of gas, in the interruptible mode, to supply energy generation electricity by UTE Araucária. The contract is effective from January 1, 2023 to December 31, 2023.

Information on the judicialized debts from the Brazilian Federal Government (precatórios) issued in favor of the Company arising from the petroleum and alcohol accounts is disclosed in note 13.

The liability related to pension plans of the Company's employees and managed by the Petros Foundation, including debt instruments, is presented in note 17.

35.2.	Compensation of key management personnel

The criteria for compensation of employees and officers are established based on the relevant labor legislation and the Company’s Positions, Salaries and Benefits Plan (Plano de Cargos e Salários e de Benefícios e Vantagens).

The compensation of employees (including those occupying managerial positions) and officers in December 2022 and December 2021 were:

Compensation of employees, excluding officers (amounts in U.S. dollars)	2022	2021
Lowest compensation	759	678
Average compensation	4,367	3,775
Highest compensation	20,790	19,220
Employees	2022	2021
Number of employees	38,682	38,703

Compensation of the Director of Petrobras (includes variable compensation)	2022	2021
Lowest compensation (*)	322,668	536,948
Average compensation (**)	586,324	697,110
Highest compensation (***)	437,916	544,862
(*) It corresponds to the lowest annual compensation, including former members, according to Circular Letter CVM/SEP no. 01/2021 of February 26, 2021. If the Company excluded from the calculation the amounts paid to former members, as termination of office and deferred variable compensation, and considered the amounts paid to members who held the position for less than 12 months, the lowest amount would be US$ 65,172 in 2022 and US$ 475,777 in 2021.
(**) It corresponds to the total value of the annual compensation, including expenses with former members, divided by the number of remunerated positions (9), according to Circular Letter CVM/SEP no. 01/2021 of February 26, 2021. If the Company excluded from the average compensation the amounts paid to former members, as termination of office and deferred variable compensation, the average amount would be US$ 414,854 in 2022 and US$ 526,021 in 2021.
(***) It corresponds to the annual compensation of the officer with the highest individual compensation and who held the position for 12 months of the fiscal year, according to Circular Letter CVM/SEP no. 01/2021 of February 26, 2021.

The criteria for compensation of members of the Board of Directors and the Board Executive Officers is based on the guidelines established by the Secretariat of Management and Governance of the State-owned Companies (SEST) of the Ministry of Economy, and by the MME. The total compensation is set out as follows:

		2022			2021
	Executive Officers	Board of Directors	Total	Executive Officers	Board of Directors	Total
Wages and short-term benefits	2.7	0.1	2.8	2.6	0.1	2.7
Social security and other employee-related taxes	0.8	−	0.8	0.7	−	0.7
Post-employment benefits (pension plan)	0.4	−	0.4	0.3	−	0.3
Variable compensation	2.8	-	2.8	2.5	-	2.5
Benefits due to termination of tenure	0.3	-	0.3	0.6	-	0.6
Total compensation recognized in the statement of income	7.0	0.1	7.1	6.7	0.1	6.8
Total compensation paid	6.3	−	6.3	6.0	0.1	6.1
Monthly average number of members in the period	9.00	11.00	20.00	9.00	10.58	19.58
Monthly average number of paid members in the period	9.00	3.83	12.83	9.00	4.50	13.50

In 2022, expenses related to compensation of the board members and executive officers of Petrobras amounted to US$ 13.7 (US$ 14.7 for the same period of 2021).

On April 13, 2022, the Company’s Annual Shareholders’ Meeting set the threshold for the overall compensation for executive officers and board members at US$ 8 (R$ 39.59 million) from April 2022 to March 2023.

The compensation of the Advisory Committees to the Board of Directors is separate from the fixed compensation set for the Board Members and, therefore, has not been classified under compensation of Petrobras’ key management personnel.

In accordance with Brazilian regulations applicable to companies controlled by the Brazilian Federal Government, Board members who are also members of the Statutory Audit Committees are only compensated with respect to their Audit Committee duties. The total compensation concerning these members was US$ 613 thousand for 2022 December 31, 2022 (US$ 728 thousand with tax and social security costs). For the same period of 2021, the total compensation concerning these members was US$ 544 thousand (US$ 642 thousand with tax and social security costs).

The average annual remuneration of the members of Petrobras' Fiscal Council, in fiscal year 2022, was US$ 28 (US$ 33, considering social security costs).

The Variable Compensation Program for Executive Officers is subject to compliance with prerequisites and performance indicators. The variable remuneration to be paid changes according to the percentage of goals achievement and its payment is deferred in 5 years.

In 2022, the Company provisioned US$ 3 referring to the Performance Award Program – PPP 2022 for Executive Directors.

Exemption from damage (indemnity)

The Company's Bylaws establish since 2002 the obligation to indemnify and keep its managers, members with statutory functions and other employees and agents who legally act by delegation of the Company's managers, in order to cover certain expenses due to complaints, inquiries, administrative, arbitration or judicial investigations and proceedings, in Brazil or in any other jurisdiction, which aim to impute any responsibility for regular management acts practiced exclusively in the exercise of its activities since the date of its investiture or the beginning of the contractual relationship with the Company.

The first Indemnity Commitment was approved by the Board of Directors on December 18, 2018, starting from its signature until the Ordinary General Meeting of 2020. The maximum exposure established by the Company (global limit for all eventual damages) was US$ 500.

The second Indemnity Commitment was approved by the Board of Directors on March 25, 2020, starting from its signature until the Ordinary General Meeting of 2022. The maximum exposure established by the Company (global limit for all possible damages) was US$ 300.

The third Indemnity Commitment was approved by the Board of Directors on March 30, 2022, starting from its signature, until the Ordinary General Meeting of 2024. The maximum exposure established by the Company (global limit for all possible damages) was US$ 200.

In addition, the term of coverage provided for in the Commitment begins from the date of signature until the occurrence of the following events, whichever comes last: (i) the end of the fifth (5th) year following the date on which the beneficiary leave, for any reason, to exercise the mandate or function/position; (ii) the course of the time required in transit of any Process in which the Beneficiary is partly due to the practice of Regular Management Act; or (iii) the course of the limitation period according to law to events that can generate the obligations of indemnification by the Company, including, but not limited to, the criminal statute applicable deadline, even if such period is applied by administrative authorities or at any time when there is an indemnifiable event based on an imprescriptible fact.

Indemnity agreements shall not cover: (i) acts covered under Directors and Officers (D&O) insurance policy purchased by the Company, as formally recognized and implemented by the insurance Company; (ii) acts outside the regular exercise of the duties or powers of the Beneficiaries; (iii) acts in bad faith act, malicious acts, fraud or serious fault on the part of the Beneficiaries; (iv) self-interested acts or in favor of third parties that damage the Company’s social interest; (v) obligation to pay damages arising from social action according to article 159 of Law 6,404/76 or reimbursement of the damages according to art. 11, § 5°, II of Law 6,385/76; (vi) other cases where a manifest conflict of interest with the Company is established.

Petrobras will have no obligation to indemnify the Beneficiaries for loss of profits, loss of business opportunity, interruption of professional activity, moral damages or indirect damages. eventually claimed by the Beneficiaries, with compensation or reimbursement limited to the cases provided for in the Indemnity Commitment.

In the case of conviction for an intentional act or committed with gross error, final and unappealable in criminal, public civil, impropriety, popular action, action proposed by a third party, or by shareholders in favor of the Company, or, still, of an unappealable administrative decision in which if it concludes by the practice of a malicious act or committed with gross error and that has not been subject to judicial suspension, the beneficiary undertakes, regardless of any manifestation of the independent third party, to reimburse the Company for all amounts spent by the Company within the scope of this Commitment, including all expenses and costs related to the process, refunding them within a period of up to 30 (thirty) days from the competent notification.

In order to avoid the configuration of conflicts of interest, notably as provided for in art. 156 of Law 6,404/76, the Company will hire external professionals, who may act individually or jointly, with an unblemished, impartial and independent reputation (“Independent Third Party”), and with robust experience to analyze any claim by the Beneficiaries on the characterization of Regular Management Act or on the hypothesis of exclusions. In addition, Beneficiaries who are claiming said amounts are prohibited from participating in meetings or discussions that deal with the approval of the payment of expenses, in compliance with the provisions of art. 156, head provision of Law 6,404/76, Brazilian Corporate Law.